UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811- 21863
                                      ------------------------------------------

                    Claymore/Raymond James SB-1 Equity Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                            2455 Corporate West Drive

                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                    --------------
Date of fiscal year end: August 31
                         ---------
Date of reporting period: May 31, 2008
                          ------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

RYJ | CLAYMORE/RAYMOND JAMES SB-1 EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES      DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS - 100.0%
            COMMON STOCKS  - 90.4%
            COMMUNICATIONS EQUIPMENT - 8.0%
  114,100   ADC Telecommunications, Inc. (a)                      $   1,795,934
   69,600   Adtran, Inc.                                              1,732,344
1,624,185   Avanex Corp. (a)                                          1,916,538
   61,700   EMS Technologies, Inc. (a)                                1,689,346
   27,500   Harris Corp.                                              1,808,950
   33,100   Hughes Communications, Inc. (a)                           1,535,509
  147,400   JDS Uniphase Corp. (a)                                    1,823,338
   49,800   KVH Industries, Inc. (a)                                    438,240
  172,300   Motorola, Inc.                                            1,607,559
   58,100   Nokia Corp. - ADR (Finland)                               1,650,040
  227,591   Orbcomm, Inc. (a)                                         1,408,788
                                                                  --------------
                                                                     17,406,586
                                                                  --------------
            COMPUTERS & PERIPHERALS - 0.1%
  354,500   Concurrent Computer Corp. (a)                               244,605
                                                                  --------------

            CONSUMER DISCRETIONARY - 13.9%
   13,700   Autozone, Inc. (a)                                        1,733,872
   38,500   Best Buy Co., Inc.                                        1,797,565
   76,000   Brinker International, Inc.                               1,666,680
   43,600   Carnival Corp. (Panama)                                   1,746,616
   26,000   Culp, Inc. (a)                                              187,200
   19,240   Dixie Group, Inc. (a)                                       140,452
   49,700   Dollar Tree, Inc. (a)                                     1,833,930
   59,700   Ethan Allen Interiors, Inc.                               1,673,988
   60,300   Home Depot, Inc.                                          1,649,808
   71,900   Lowe's Cos., Inc.                                         1,725,600
   51,400   Marvel Entertainment, Inc. (a)                            1,749,142
   62,500   O'Reilly Automotive, Inc. (a)                             1,634,375
   33,126   Panera Bread Co. - Class A (a)                            1,720,564
  223,500   Pier 1 Imports, Inc. (a)                                  1,611,435
   36,400   Polaris Industries, Inc.                                  1,737,008
   43,000   Red Robin Gourmet Burgers, Inc. (a)                       1,445,230
   55,600   Royal Caribbean Cruises Ltd. (Liberia)                    1,652,432
   72,700   Stanley Furniture Co., Inc.                                 862,222
  152,100   Texas Roadhouse, Inc. - Class A (a)                       1,677,663
   23,100   WhirlPool Corp.                                           1,702,008
                                                                  --------------
                                                                     29,947,790
                                                                  --------------
            CONSUMER STAPLES - 0.8%
   40,000   CVS Caremark Corp.                                        1,711,600
                                                                  --------------

            ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.3%
  159,600   Cogent, Inc. (a)                                          1,910,412
   95,800   Ingram Micro, Inc. - Class A (a)                          1,736,854
  108,200   L-1 Identity Solutions, Inc. (a)                          1,713,888
   47,500   Tech Data Corp. (a)                                       1,738,025
                                                                  --------------
                                                                      7,099,179
                                                                  --------------
            ENERGY - 14.0%
   12,000   Apache Corp.                                              1,608,720
   72,600   BPZ Resources, Inc. (a)                                   1,650,924
   31,100   Cameron International Corp. (a)                           1,655,453
   33,400   Continental Resources, Inc. (a)                           2,143,278
   22,212   Dawson Geophysical Co. (a)                                1,516,858
   68,300   Delta Petroleum Corp. (a)                                 1,509,430
   12,300   Diamond Offshore Drilling, Inc.                           1,678,212
   45,500   Helix Energy Solutions Group, Inc. (a)                    1,757,665
   65,400   InterOil Corp. (Canada) (a)                               1,690,590
   21,300   Lufkin Industries, Inc.                                   1,699,314
   20,400   National Oilwell Varco, Inc. (a)                          1,699,728
   26,300   Noble Corp. (Cayman Islands)                              1,660,582
   18,200   Occidental Petroleum Corp.                                1,673,126
   24,700   Pioneer Natural Resources Co.                             1,773,213
   22,900   Plains Exploration & Production Co. (a)                   1,636,892
   16,400   Schlumberger Ltd. (Netherland Antilles)                   1,658,532
   10,715   Transocean, Inc. (Cayman Islands)                         1,609,286
   17,800   Whiting Petroleum Corp. (a)                               1,664,834
                                                                  --------------
                                                                     30,286,637
                                                                  --------------
            FINANCIALS - 11.2%
   34,600   Allstate Corp. (The)                                      1,762,524
   44,761   American Physicians Service Group, Inc.                     978,028
   45,800   Argo Group International Holdings Ltd. (Bermuda) (a)      1,767,422
   74,100   Astoria Financial Corp.                                   1,768,026
   92,939   Cardinal Financial Corp.                                    798,346
   32,400   Chubb Corp.                                               1,741,824
  164,600   CoBiz Financial, Inc.                                     1,741,468
  162,248   First Bancorp (Puerto Rico)                               1,632,215
  212,700   First State Bancorporation                                1,648,425
   72,400   HCC Insurance Holdings, Inc.                              1,727,464
  110,400   Lakeland Bancorp, Inc.                                    1,627,296
   88,000   New York Community Bancorp, Inc.                          1,805,760
   17,218   Nexity Financial Corp. (a)                                   96,076
   64,500   Pinnacle Financial Partners, Inc. (a)                     1,734,405
  144,600   Popular, Inc. (Puerto Rico)                               1,576,140
   33,800   Reinsurance Group of America, Inc.                        1,737,996
                                                                  --------------
                                                                     24,143,415
                                                                  --------------
            HEALTH CARE - 11.3%
  140,400   Allscripts Healthcare Solutions, Inc. (a)                 1,745,172
   33,000   Amedisys, Inc. (a)                                        1,676,730
   31,100   Cardinal Health, Inc.                                     1,758,394
   36,500   Cerner Corp. (a)                                          1,656,005
   20,900   Covance, Inc. (a)                                         1,713,382
   28,300   Dialysis Corp. of America (a)                               206,590
   84,400   Eclipsys Corp. (a)                                        1,721,760
   69,671   IMS Health, Inc.                                          1,688,825
   25,900   Johnson & Johnson                                         1,728,566
   46,710   Kendle International Inc. (a)                             1,765,171
   29,500   McKesson Corp.                                            1,700,675
   40,100   Pharmaceutical Product Development, Inc.                  1,772,821
   95,208   Phase Forward, Inc. (a)                                   1,650,907
   47,600   Psychiatric Solutions, Inc. (a)                           1,735,972
   27,800   Universal Health Services, Inc. - Class B                 1,807,000
                                                                  --------------
                                                                     24,327,970
                                                                  --------------
            INDUSTRIALS - 7.9%
   74,500   Argon ST, Inc. (a)                                        1,798,430
  163,300   Casella Waste Systems, Inc. - Class A (a)                 1,822,428
   35,100   Con-Way, Inc.                                             1,713,231
   27,500   Harsco Corp.                                              1,741,300
   68,622   JA Solar Holdings Co. Ltd. - ADR (Cayman Islands) (a)     1,459,590
   32,200   Landstar System, Inc.                                     1,794,184
   52,450   Republic Services, Inc.                                   1,727,179
   62,700   Ryanair Holdings PLC - ADR (Ireland) (a)                  1,652,145
   19,200   Sunpower Corp. - Class A (a)                              1,572,480
   54,600   Waste Connections, Inc. (a)                               1,792,518
                                                                  --------------
                                                                     17,073,485
                                                                  --------------
            SEMICONDUCTORS - 7.9%
   75,000   Altera Corp.                                              1,735,500
   61,700   Diodes, Inc. (a)                                          1,741,791
   69,000   Intel Corp.                                               1,599,420
  194,200   Micron Technology, Inc. (a)                               1,567,194
   69,850   Nvidia Corp. (a)                                          1,725,295
  454,700   RF Micro Devices, Inc. (a)                                1,818,800
  187,500   Skyworks Solutions, Inc. (a)                              1,936,875
   53,700   Texas Instruments, Inc.                                   1,744,176
   33,100   Trina Solar Ltd. - ADR (Cayman Islands) (a)               1,487,514
   63,900   Xilinx, Inc.                                              1,738,080
                                                                  --------------
                                                                     17,094,645
                                                                  --------------
            SOFTWARE & SERVICES - 5.5%
   43,900   Akamai Technologies, Inc. (a)                             1,714,295
  469,600   Art Technology Group, Inc. (a)                            1,761,000
   39,500   Automatic Data Processing, Inc.                           1,700,475
  140,900   Interactive Intelligence, Inc. (a)                        1,835,927
   61,000   NCI, Inc. - Class A (a)                                   1,281,000
   87,600   Nuance Communications, Inc. (a)                           1,727,472
  105,800   Switch & Data Facilities Co., Inc. (a)                    1,888,530
                                                                  --------------
                                                                     11,908,699
                                                                  --------------
            TELECOMMUNICATIONS - 6.5%
  236,100   Centennial Communications Corp. (a)                       1,787,277
   37,900   Embarq Corp.                                              1,793,428
   28,500   Leap Wireless International, Inc. (a)                     1,637,610
   79,600   MetroPCS Communications, Inc. (a)                         1,690,704
   34,400   NII Holdings, Inc. (a)                                    1,726,880
   61,825   NTELOS Holdings Corp.                                     1,726,154
  214,060   PAETEC Holding Corp. (a)                                  1,892,290
   48,300   SBA Communications Corp. - Class A (a)                    1,797,726
                                                                  --------------
                                                                     14,052,069
                                                                  --------------
            TOTAL COMMON STOCKS - 90.4%
            (Cost $179,282,448)                                     195,296,680
                                                                  --------------

            MASTER LIMITED PARTNERSHIPS - 9.5%
            ENERGY - 8.7%
   51,500   Energy Transfer Equity LP                                 1,672,205
   34,400   Energy Transfer Partners LP                               1,663,240
   56,200   Enterprise Products Partners LP                           1,701,174
   22,855   Hiland Holdings GP LP                                       615,942
   61,400   Inergy LP                                                 1,725,954
   75,200   Legacy Reserves LP                                        1,731,856
   68,900   Magellan Midstream Holdings LP                            1,688,050
   63,600   SemGroup Energy Partners LP                               1,732,464
   68,100   Targa Resources Partners LP                               1,806,693
   58,000   Teekay LNG Partners LP (Marshall Islands)                 1,696,500
   39,579   Teekay Offshore Partners LP (Marshall Islands)              910,317
   50,000   Williams Partners LP                                      1,784,500
                                                                  --------------
                                                                     18,728,895
                                                                  --------------
            UTILITIES - 0.8%
   42,500   Suburban Propane Partners LP                              1,759,500
                                                                  --------------

            TOTAL MASTER LIMITED PARTNERSHIPS - 9.5%
            (Cost $18,049,434)                                       20,488,395
                                                                  --------------

            EXCHANGE TRADED FUNDS - 0.1%
      800   Midcap SPDR Trust Series 1                                  128,496
            (Cost $123,476)                                       --------------


            TOTAL INVESTMENTS - 100.0%
            (Cost $197,455,358)                                     215,913,571
            Other Assets in excess of Liabilities - 0.0%                 78,920
                                                                  --------------
            NET ASSETS - 100.0%                                   $ 215,992,491
                                                                  ==============

ADR - American Depositary Receipt
LP - Limited Partnership
(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

            ------------------------------------------------------
                         COUNTRY ALLOCATION*
            ------------------------------------------------------
            United States                                   89.0%
            Cayman Islands                                   2.9%
            Puerto Rico                                      1.5%
            Marshall Islands                                 1.2%
            Bermuda                                          0.8%
            Panama                                           0.8%
            Canada                                           0.8%
            Netherlands Antilles                             0.8%
            Liberia                                          0.8%
            Ireland                                          0.7%
            Finland                                          0.7%
            ------------------------------------------------------
            * Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ending February 29, 2008.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act of 1940, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
         Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore/Raymond James SB-1 Equity Fund


By:      /s/ J. Thomas Futrell
      -----------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date:    July 29, 2008
      -----------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/  J. Thomas Futrell
      -----------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date:    July 29, 2008
      -----------------------------------------


By:      /s/ Steven M. Hill
      -----------------------------------------
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date:    July 29, 2008
      -----------------------------------------